EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity Details 3
Schedule of bank's issued shares

As of December 31, 2017 and 2016, the Bank’s issued shares are represented by the following detail, Ordinary shares authorized, subscribed and paid, with no par value, detailed below:

	Ordinary Shares
	2017	2016
	(number)	(number)
Issued as of January 1,	512,406,760,091	115,039,690,651
Issuance of paid shares	—	57,008,875,206
Increase in shares for Itaú-CorpBanca business combination	—	340,358,194,234
Total	512,406,760,091	512,406,760,091

Schedule of shareholder composition

As of December 31, 2017, the shareholder composition was as follows:

	Common Stock
	Year 2017
	N° of Shares	Share %
CORP GROUP BANKING SA	136,127,850,073	26.5700%	(**)
ITAU UNIBANCO HOLDING SA	115,039,610,411	22.4500%	(*)
ITB HOLDING BRASIL PARTICIPACOES LTDA	57,008,875,206	11.1300%	(*)
BANCO SANTANDER POR CUENTA DE INV EXTRANJEROS	23,969,149,414	4.6800%
BANCO DE CHILE POR CUENTA DE TERCEROS NO RESIDENTES	21,005,216,549	4.1000%
COMPANIA INMOBILIARIA Y DE INVERSIONES SAGA SPA	20,918,245,555	4.0800%	(**)
BANCO ITAU CORPBANCA POR CTA DE INVERSIONISTAS EXTRANJEROS	14,855,609,437	2.9000%
CGB II SPA	10,908,002,836	2.1300%	(*)
SIERRA NEVADA INVESTMENTS CHILE DOS LTDA	9,817,092,180	1.9200%
BOLSA DE COMERCIO DE SANTIAGO BOLSA DE VALORES	9,394,008,435	1.8300%
LARRAIN VIAL S A CORREDORA DE BOLSA	6,767,755,931	1.3200%
MONEDA SA AFI PARA PIONERO FONDO DE INVERSION	6,215,000,000	1.2100%
Deutsche Bank Trust Company Americas (ADRS)	5,508,798,500	1.0800%
BTG PACTUAL CHILE S A C DE B	4,776,696,832	0.9300%
BANCHILE C DE B S A	4,344,021,387	0.8500%
SANTANDER CORREDORES DE BOLSA LIMITADA	4,070,279,257	0.7900%
MBI CORREDORES DE BOLSA S A	3,591,497,546	0.7000%
BICE INVERSIONES CORREDORES DE BOLSA S A	3,165,903,988	0.6200%
CIA DE SEGUROS DE VIDA CONSORCIO NACIONAL DE SEGUROS SA	2,917,592,780	0.5700%
BCI C DE B S A	2,895,637,765	0.5700%
CREDICORP CAPITAL SA CORREDORES DE BOLSA	2,869,055,927	0.5600%
CONSORCIO C DE B S A	2,766,317,093	0.5400%
INMOB E INVERSIONES BOQUINENI LTDA	2,353,758,526	0.4600%
MBI ARBITRAGE FONDO DE INVERSION	2,340,829,105	0.4600%
BOLSA ELECTRONICA DE CHILE BOLSA DE VALORES	2,015,270,526	0.3900%
INV LAS NIEVES S A	1,890,725,224	0.3700%
CGB III SPA	1,800,000,000	0.3500%	(*)
VALORES SECURITY S A C DE B	1,719,455,989	0.3400%
ITAU CORPBANCA CORREDORES DE BOLSA SA	1,708,710,397	0.3300%
CRN INMOBILIARIA LIMITADA	1,535,239,055	0.3000%
OTROS	28,110,554,167	5.4700%
TOTAL	512,406,760,091	100.00000%

(*) The controlling group Itaú Unibanco Holding S.A. has a total interest of 36.06%.

(**) CorpGroup has an interest of 30.65%, which includes 182,125,023 shares of Saga under custody.

As of December 31, 2016 the shareholder composition was as follows:

	Common Stock
	Year 2016
	N° of Shares	Share %
CORP GROUP BANKING SA	136,127,850,073	26.5700%	(**)
ITAU UNIBANCO HOLDING SA	115,039,610,411	22.4500%	(*)
ITB HOLDING BRASIL PARTICIPACOES LTDA	57,008,875,206	11.1300%	(*)
BANCO SANTANDER POR CUENTA DE INV EXTRANJEROS	23,969,149,414	4.6800%
BANCO DE CHILE POR CUENTA DE TERCEROS NO RESIDENTES	21,005,216,549	4.1000%
COMPANIA INMOBILIARIA Y DE INVERSIONES SAGA SPA	20,918,245,555	4.0800%	(**)
BANCO ITAU CORPBANCA POR CTA DE INVERSIONISTAS EXTRANJEROS	14,855,609,437	2.9000%
CGB II SPA	10,908,002,836	2.1300%
SIERRA NEVADA INVESTMENTS CHILE DOS LTDA	9,817,092,180	1.9200%	(*)
BOLSA DE COMERCIO DE SANTIAGO BOLSA DE VALORES	9,394,008,435	1.8300%
LARRAIN VIAL S A CORREDORA DE BOLSA	6,767,755,931	1.3200%
MONEDA SA AFI PARA PIONERO FONDO DE INVERSION	6,215,000,000	1.2100%
Deutsche Bank Trust Company Americas (ADRS)	5,508,798,500	1.0800%
BTG PACTUAL CHILE S A C DE B	4,776,696,832	0.9300%
BANCHILE C DE B S A	4,344,021,387	0.8500%
SANTANDER CORREDORES DE BOLSA LIMITADA	4,070,279,257	0.7900%
MBI CORREDORES DE BOLSA S A	3,591,497,546	0.7000%
BICE INVERSIONES CORREDORES DE BOLSA S A	3,165,903,988	0.6200%
CIA DE SEGUROS DE VIDA CONSORCIO NACIONAL DE SEGUROS SA	2,917,592,780	0.5700%
BCI C DE B S A	2,895,637,765	0.5700%
CREDICORP CAPITAL SA CORREDORES DE BOLSA	2,869,055,927	0.5600%
CONSORCIO C DE B S A	2,766,317,093	0.5400%
INMOB E INVERSIONES BOQUINENI LTDA	2,353,758,526	0.4600%
MBI ARBITRAGE FONDO DE INVERSION	2,340,829,105	0.4600%
BOLSA ELECTRONICA DE CHILE BOLSA DE VALORES	2,015,270,526	0.3900%
INV LAS NIEVES S A	1,890,725,224	0.3700%
CGB III SPA	1,800,000,000	0.3500%
VALORES SECURITY S A C DE B	1,719,455,989	0.3400%
ITAU CORPBANCA CORREDORES DE BOLSA SA	1,708,710,397	0.3300%
CRN INMOBILIARIA LIMITADA	1,535,239,055	0.3000%
COMPANIA DE SEGUROS CONFUTURO S.A.	—	0.0000%
OTROS	28,110,554,167	5.4700%
TOTAL	512,406,760,091	100.00000%

(*) The controlling group Itaú Unibanco Holding S.A. has a total interest of 35.71%.

(**) CorpGroup has an interest of 31.00%, which includes 182,125,023 shares of Saga under custody.

Schedule of distribution of dividends

The distribution of dividends of the Bank was as follows(21):

	Income attributable to equity holders	To reservesor retained earnings	Intended Dividends	Percentage distributed	N° of shares	N° of shares restated (*)	Dividend per share in Ch$
Year	MCh$	MCh$	MCh$	%
2016 (Shareholders Meeting, March 2017)	2,059	1,441	618	30.00	512,406,760,091	N/A	0,0012
2015 (Shareholders Meeting, March 2016)	104,336	52,168	52,168	50.00	1,433,690	115,039,690,651	36,387
2014 (Shareholders Meeting, June 2015)	85,693	59,245	26,448	30.86	1,433,690	115,039,690,651	18,448

(*) This corresponds to the total number of shares of Banco Itaú Chile restated based on the exchange ratio for the business combination that gave rise to Itaú-Corpbanca.

Schedule of attributable to the equity holders of the bank

As of the years ended December 31, 2017 and 2016, basic earnings and diluted earnings, attributable to the equity holders of the bank, were as follows:

	As of December 31,
	2017		2016		2015
	N° of Shares	Total	N° of Shares	Total	N° of Shares	Total
	Millions	MCh$	Millions	MCh$	Millions	MCh$
Basic and diluted earnings per share
Basic earnings per share
Net income attributable to the equity holders	—	67,821	—	14,407	—	105,757
Weighted average number of shares outsatnding	512,407	—	415,165	—	115,040	—
Assumed Convertible Debt Conversion	—	—	—	—	—	—
Adjusted number of shares	—	—	415,165	—	115,040	—
Basic earning per share (Chilean pesos)	—	0.132	—	0.035	—	0.919
Diluted earnings per share
Net income attributable to the equity holders	—	67,821	—	14,407	—	105,757
Weighted average number of shares outsatnding	512,407		415,165		115,040	—
Diluted effect
Assumed Convertible Debt Conversion	—	—	—	—	—	—
Conversion of common shares	—	—	—	—	—	—
Options rights	—	—	—	—	—	—
Adjusted number of shares	512,407		415,165		115,040	—
Diluted earning per share (Chilean pesos)		0.132		0.035	—	0.919

Schedule of equity and income taxes attributable to the equity holders

The following table presents movements in equity and income taxes attributable to the equity holders of the Bank for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Other Comprehensive Income	MCh$	MCh$	MCh$
Financial instruments available for sale
Balance as of January 1,	10,372	(1,170)	(1,834)
Gains (losses) on remeasuring financial instruments available for sale, before tax	6,220	11,542	664
Total	16,592	10,372	(1,170)
Hedges of net investment in foreign operations
Balance as of January 1,	14,917	—	—
Gains (losses) on hedges of net investment in foreign operations, before tax	49,824	14,917	—
Total	64,741	14,917	—
Cash Flow Hedges
Balance as of January 1,	(5,603)	—	—
Gains (losses) on cash flow hedges, before tax	(127)	(5,603)	—
Total	(5,730)	(5,603)	—
Exchange differences on translation
Balance as of January 1,	2,380	—	—
Gains (losses) on exchange differences on translation, before tax	(59,865)	2,380	—
Total	(57,485)	2,380	—
Remeasurement of defined benefit obligation
Balance as of January 1,	(2,598)	—	—
Gains (losses) on remeasurement of defined benefit obligation, before tax	(138)	(2,598)	—
Total	(2,736)	(2,598)	—
Other Comprehensive Income, before tax	15,382	19,468	(1,170)
Income tax relating to components of other comprehensive income
Income tax relating to instruments available for sale
Balance as of January 1,	(2,764)	226	444
Income Tax Income and Loss Related to Available-for-Sale Instruments	(2,173)	(2,990)	(218)
Total	(4,937)	(2,764)	226
Income tax relating to hedges of net investment in foreign operation
Balance as of January 1,	(3,219)	—	—
Losses and gains from Income Tax relative to Foreign Coverage	(14,068)	(3,219)	—
Total	(17,287)	(3,219)	—
Income tax relating to cash flow hedges
Balance as of January 1,	1,345	—	—
Losses and gains from income tax related to hedges	44	1,345	—
Total	1,389	1,345	—
Income tax relating to defined benefit obligation
Balance as of January 1,	722	—	—
Income tax gains and losses on recognition of defined benefit obligations	(4)	722	—
Total	718	722	—
Totals Income tax in valuation accounts	(20,117)	(3,916)	226
Other comprehensive income after tax	(4,735)	15,552	(944)

Schedule of rollforward for the year ended (OCI)

Rollforward for the year ended (OCI) — Available-for-sale.

	12/31/2017	12/31/2016	12/31/2015
	MCh$	MCh$	MCh$
Opening Balance, Accumulated other comprehensive income	10,372	(1,170)	(1,834)
Amount recognized in other comprehensive income for de period	12,022	18,411	654
Amount reclassified from equity to profit or loss for the period	(5,802)	(6,869)	10
Ending balance, accumulated other comprehensive income	16,592	10,372	(1,170)

(ii) Rollforward for the year ended (OCI) - Cash flow hedges.

	12/31/2017	12/31/2016	12/31/2015
	MCh$	MCh$	MCh$
Opening Balance, Accumulated other comprehensive income	(5,603)	—	—
Amount recognized in other comprehensive income for de period	(55)	(5,603)	—
Amount reclassified from equity to profit or loss for the period	(72)	—	—
Ending balance, accumulated other comprehensive income	(5,730)	(5,603)	—

Schedule of non-controlling interest in the subsidiary's equity and profit

Non-controlling interest in the subsidiary’s equity and profit for the period is detailed as follows:

				Other Comprehensive Income
As of December 31, 2017	Non-controlling	Equity	Net income	Defined benefit obligation	Financial instruments available for sale	Exchange differences on trnaslation	Effect hedge Accounting Foreign Investment	Cash Flow hedges	Deferred Tax	Other comprehensive income	Comprehensive income
Subsidiaries	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguros S.A (ex-Helm Corredor de Seguros S.A)	20.00%	380	(5)	—	—	—	—	—	—	—	(5)
Itaú CorpBanca Colombia S.A (ex-Banco CorpBanca Colombia S.A.)	33.72%	216,883	(5,001)	(70)	3,746	(18,437)	(627)	—	(1,305)	(16,693)	(21,694)
Itaú Chile C. de Seguros Ltda.	0.10%	12	10	—	—	—	—	—	—	—	10
Itaú Administradora General de Fondos S.A.	0.01%	1	—	—	—	—	—	—	—	—	—
Itaú BBA Corredor de Bolsa Ltda.	0.01%	4	—	—	—	—	—	—	—	—	—
		217,280	(4,996)							(16,693)	(21,689)

				Other Comprehensive Income
As of December 31, 2016	Non-controlling	Equity	Net income	Defined benefit obligation	Financial instruments available for sale	Exchange differences on trnaslation	Effect hedge Accounting Foreign Investment	Cash Flow hedges	Deferred Tax	Other comprehensive income	Comprehensive income
Subsidiaries	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

SMU CORP S.A.	49.00%	437	—	—	—	—	—	—	—	—	—
Itaú Corredor de Seguros S.A (ex-Helm Corredor de Seguros S.A)	20.00%	601	78	—	—	—	—	—	—	—	78
Itaú CorpBanca Colombia S.A (ex-Banco CorpBanca Colombia S.A.)	33.72%	237,917	(527)	(1,322)	3,876	(9,481)	(1,459)	—	(133)	(8,519)	(9,046)
Itaú Chile C. de Seguros Ltda.	0.10%	13	10	—	—	—	—	—	—	—	10
Itaú Administradora General de Fondos S.A.	0.01%	1	1	—	—	—	—	—	—	—	1
Itaú BBA Corredor de Bolsa Ltda.	0.02%	—	—	—	—	—	—	—	—	—	—
		238,969	(438)							(8,519)	(8,957)

				Other Comprehensive Income
As of December 31, 2015	Non-controlling	Equity	Net income	Defined benefit obligation	Financial instruments available for sale	Exchange differences on trnaslation	Effect hedge Accounting Foreign Investment	Cash Flow hedges	Deferred Tax	Other comprehensive income	Comprehensive income
Subsidiaries	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Chile C. de Seguros Ltda.	99.90%	51	8	—	—	—	—	—	—	—	8
Itaú Chile Adm. General de Fondos S.A.	99.99%	4	1	—	—	—	—	—	—	—	1
Itaú BBA Corredor de Bolsa Ltda.	99.98%	4	—	—	—	—	—	—	—	—	—
		59	9							—	9

Schedule of non-controlling interest movement

Amounts recorded for non-controlling interest movement  were as follows:

	As of December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$
Balances as of January 1,	238,969	59	50
Integration Itaú Corpbanca	—	247,867	—
Comprehensive income	(21,689)	(8,957)	9
Total	217,280	238,969	59

Schedule of main subsidiary with non-controlling interest

The main subsidiary with non-controlling interest of Itaú Corpbanca, is the following:

Entity name	Country	Group participation	Non-controlilling participation	Main Activity
Itaú Corpbanca Colombia	Colombia	66.28%	33.72%	Bank

Schedule of consolidation elimination adjustments

Information representing the non-controlling interest of the above-named company, before consolidation and elimination adjustments was as follows:

	As of December 31,
	2017	2016
Summary of Financial Statements	MCh$	MCh$
Current assets	4,589,487	5,502,852
Current liabilities	3,939,253	4,813,426
Net current assets	650,234	689,426

Non-current assets	1,690,890	1,780,581
Non-current liabilities	1,697,961	1,764,461
Net non-current assets	(7,071)	16,120
Net assets	643,163	705,546
Non-controlling interests accumulated	216,883	237,917

	As of December 31,
	2017	2016
Summary of Income Statement	MCh$	MCh$
Interest income and readjustments	579,176	482,806
Income of the period	(14,830)	(1,563)
Non-controlling interests income	(5,001)	(527)

	As of December 31,
	2017	2016
Statement of Cash Flow Statement	MCh$	MCh$
Cash flow from operating activities	16,822	(35,057)
Cash flow from investing activities	(158,402)	93,018
Cash flow from financing activities	35,937	(4,400)
Net increse (decrese) in cash flow	(105,643)	53,561

Schedule of Consolidated Comprehensive Income

Consolidated comprehensive income for the period was as follows:

	2017
	Holders of the Bank	Non-controlilling Interest	Total
Concepts	MCh$	MCh$	MCh$
Consolidated Income of the Period	67,821	(4,996)	62,825
Other Comprehensive Income Before Taxes
Instruments available for sale	6,220	3,746	9,966
Hedge in foreing operation	49,824	(627)	49,197
Cash flow hedge	(127)	—	(127)
Exchange differences on traslation	(59,865)	(18,437)	(78,302)
Defined benefit obligation	(138)	(70)	(208)
Total	63,735	(20,384)	43,351
Income taxes
Instruments available for sale	(2,173)	(1,160)	(3,333)
Hedge in foreing operation	(14,068)	(143)	(14,211)
Cash flow hedge	44	—	44
Defined benefit obligation	(4)	(2)	(6)
Total	(16,201)	(1,305)	(17,506)
Comprehensive Income of the period	47,534	(21,689)	25,845

	2016
	Holders of the Bank	Non-controlilling Interest	Total
Concepts	MCh$	MCh$	MCh$
Consolidated Income of the Period	14,407	(438)	13,969
Other Comprehensive Income Before Taxes
Instruments available for sale	11,542	3,876	15,418
Hedge in foreing operation	14,917	(1,459)	13,458
Cash flow hedge	(5,603)	—	(5,603)
Exchange differences on traslation	2,380	(9,481)	(7,101)
Defined benefit obligation	(2,598)	(1,322)	(3,920)
Total	35,045	(8,824)	26,221
Income taxes
Instruments available for sale	(2,990)	(1,035)	(4,025)
Hedge in foreing operation	(3,219)	534	(2,685)
Cash flow hedge	1,345	—	1,345
Defined benefit obligation	722	368	1,090
Total	(4,142)	(133)	(4,275)
Comprehensive Income of the period	30,903	(8,957)	21,946

	2015
	Holders of the Bank	Non-controlilling Interest	Total
Concepts	MCh$	MCh$	MCh$
Consolidated Income of the Period	105,757	9	105,766
Other Comprehensive Income Before Taxes
Instruments available for sale	664	—	664
Total	106,421	9	106,430
Income taxes
Instruments available for sale	(218)	—	(218)
Total	(218)	—	(218)
Comprehensive Income of the period	106,203	9	106,212